Employee benefits - Summary of Changes in the Defined Benefit Obligations Impact of Minimum Funding Requirement and Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 88,753
Remeasurements:
Ending balance of the fiscal year	59,022	¥ 88,753
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	82,551
Remeasurements:
Ending balance of the fiscal year	83,836	82,551
Effect of asset ceiling [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	9,837	6,897
Interest income	139	83
Remeasurements:
Change in asset ceiling excluding interest income	171	2,857
Ending balance of the fiscal year	10,147	9,837
Effect of asset ceiling [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	3,457	3,455
Interest income	174	186
Remeasurements:
Change in asset ceiling excluding interest income	(436)	(728)
Translation adjustments	30	544
Ending balance of the fiscal year	¥ 3,225	¥ 3,457